Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of principal accounting policies
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant
	Other Observable Inputs (Level 2)
	As of December 31,
	2023	2024
	RMB	RMB
Short-term investments	2,541,889	2,131,738

Schedule of cash and cash equivalents and restricted cash as reported in the consolidated statements of cash flows

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	588,644	787,375
Restricted cash	173,246	92,331
Long-term restricted cash	20,000	20,000
Total	781,890	899,706

Summary of movement of allowance for credit losses

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of year	5,986	5,086	12,937
Adoption of ASC Topic 326	—	427	—
Provision for doubtful accounts	3,435	7,424	43,734
Write-offs	(4,335)	—	(3,867)
Balance at the end of year	5,086	12,937	52,804

Summary of useful life of property, equipment and software

Cabinets	4 to 5 years
Power banks	3 years
Computer and electronic equipment	3 years
Production tools	5 years
Software	10 years
Photovoltaic power stations	20 years
Others	3 to 5 years
Leasehold improvements	Shorter of the estimated useful lives or the lease term

Schedule of aggregate financing payables current and non-current

	Year Ended December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of year	169,833	108,553
Addition	1,758	208
Accretion of interest	31,196	4,229
Repayment	(69,738)	(15,800)
Derecognition (*)	(24,496)	(97,190)
Balance at the end of year	108,553	—
*For the year ended December 31, 2022, with the termination of the arrangement with certain network partners, the Group was no longer considered to retain the right of use of the cabinets sold to these network partners and the financing transaction was ceased accordingly. Therefore, the Group derecognized the carrying values of the related equipment and the financing payables of RMB6,959 and RMB24,496, respectively, with the net gains of RMB17,537 recorded in other operating income as the debt extinguishment gain.

Schedule of revenue by different models and streams

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Direct Model	1,617,793	1,083,300	359,712
Mobile device charging service	1,587,298	1,058,636	353,097
Power bank sales	30,495	24,664	6,615
Network Partner Model	1,195,826	1,785,915	1,024,983
Mobile device charging service	1,166,845	518,743	—
Mobile device charging solution	—	173,152	249,842
Power banks, cabinets and other related assets sales	28,981	1,094,020	775,141
Total	2,813,619	2,869,215	1,384,695

Schedule of carried-forward warranty liabilities

	For the Year Ended December 31,	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Warranty – beginning of year	—	8,999
Provision for warranty	24,422	27,612
Warranty costs incurred	(15,423)	(21,522)
Warranty – end of year	8,999	15,089